Restructuring Programs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring Charges, Identified And Approved For Future Use	$ 25
Restructuring Reserve, Period Expense	104		524		37
Restructuring Reserve Future Expense	116
Severance Costs	98		470
Severance Expense Headcount Reduction	3,900		9,000
Restructuring Expense, Geographic Allocation			20.00%
Lease Termination Charges	1		28
Loss On Sale Of Venezuelan Subsidiary			19
Restructuring reserve [Roll Forward]
Balance at beginning of period	323		74		352
Restructuring provision	33	[1]	483	[1]	(8)	[1]
Reversals of prior accruals	71		41		45
Net current period charges	33	[1]	483	[1]	(8)	[1]
Charges against reserve and currency	233		234		270
Balance at end of period	123		323		74
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	(233)		(234)		(270)
Asset impairment	(5)		(26)		0
Effects of foreign currency and other non-cash items	10		(5)		0
Cash Payments for Restructurings	(218)		(213)		(270)
Technology [Member]
Restructuring reserve [Roll Forward]
Restructuring provision	(23)		(325)		(5)
Net current period charges	(23)		(325)		(5)
Services [Member]
Restructuring reserve [Roll Forward]
Restructuring provision	(12)		(104)		(2)
Net current period charges	(12)		(104)		(2)
Other [Member]
Restructuring reserve [Roll Forward]
Restructuring provision	2		(54)		(1)
Net current period charges	2		(54)		(1)
Gross Margin Restructuring Costs [Member]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Restructuring Costs Allocation to Operations	55.00%		50.00%
SAG Restructuring Costs [Member]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Restructuring Costs Allocation to Operations	36.00%		40.00%
Research, Development and Engineering Restructuring Costs [Member]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Restructuring Costs Allocation to Operations	9.00%		10.00%
Type of Restructuring [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	5	[2]	26	[2]	0	[2]
Restructuring reserve [Roll Forward]
Balance at beginning of period	0	[2]	0	[2]	0	[2]
Restructuring provision	5	[1],[2]	26	[1],[2]	0	[1],[2]
Reversals of prior accruals	0	[2]	0	[2]	0	[2]
Net current period charges	5	[1],[2]	26	[1],[2]	0	[1],[2]
Charges against reserve and currency	5	[2]	26	[2]	0	[2]
Balance at end of period	0	[2]	0	[2]	0	[2]
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	(5)	[2]	(26)	[2]	0	[2]
Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	98		470		28
Restructuring reserve [Roll Forward]
Balance at beginning of period	298		54		320
Restructuring provision	33	[1]	438	[1]	(11)	[1]
Reversals of prior accruals	65		32		39
Net current period charges	33	[1]	438	[1]	(11)	[1]
Charges against reserve and currency	215		194		255
Balance at end of period	116		298		54
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	(215)		(194)		(255)
Lease Cancellation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense	1		28		9
Restructuring reserve [Roll Forward]
Balance at beginning of period	25		20		32
Restructuring provision	(5)	[1]	19	[1]	3	[1]
Reversals of prior accruals	6		9		6
Net current period charges	(5)	[1]	19	[1]	3	[1]
Charges against reserve and currency	13		14		15
Balance at end of period	7		25		20
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Charges against reserve	$ (13)		$ (14)		$ (15)

[1]	(2)Represents amount recognized within the Consolidated Statements of Income for the years shown.
[2]	(1)Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.